Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to the owners of QIAGEN N.V.	$ 190,380	$ 40,394	$ 80,404
Weighted average number of common shares used to compute basic net income per common share (in shares)	226,640	228,074	234,800
Dilutive effect of stock options and restrictive stock units (in shares)	4,613	4,760	4,193
Dilutive effect of outstanding warrant (in shares)	2,203	175	0
Weighted average number of common shares used to compute diluted net income per common share (in shares)	233,456	233,009	238,993
Basic earnings per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ 0.84	$ 0.18	$ 0.34
Diluted earnings per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ 0.82	$ 0.17	$ 0.34
Stock Options and Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	272	52	210
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	35,939	30,434	25,800